Filed with the Securities and Exchange Commission on December 22, 2022
REGISTRATION NO. 033-87010
INVESTMENT COMPANY ACT NO. 811-5438
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 23
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 224
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FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
(Exact Name of Registrant)
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY
(Name of Depositor)
10 EXCHANGE PLACE, 22ND FLOOR
JERSEY CITY, NEW JERSEY 07302
(615) 981-8801
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(480) 429-4874
(Name, address and telephone number of agent for service)
COPIES TO:
RICHARD E. BUCKLEY
SENIOR VICE PRESIDENT & ASSISTANT GENERAL COUNSEL
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY
10 EXCHANGE PLACE, 22ND FLOOR
JERSEY CITY, NEW JERSEY 07302
(615) 981-8801
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ X ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on __________ pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on __________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 23 to Registration Statement No. 033-87010 for the purpose of including in the Registration Statement a Prospectus supplement. The Prospectus and the Statement of Additional Information, including financial statements filed therewith, are incorporated into Parts A and B of this Post-Effective Amendment by reference to Post-Effective Amendment No. 21 filed on April 19, 2022.
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FORTITUDE LIFE INSURANCE & ANNUITY COMPANY
(Formerly Prudential Annuities Life Assurance Corporation)
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
(Formerly Prudential Annuities Life Assurance Corporation Variable Account B)
Supplement dated December 22, 2022
to Prospectuses dated May 1, 2022

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information.
This Supplement describes changes to the variable investment options available through your Annuity and updates other information in the Prospectus for your Annuity. Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own. If you would like another copy of the current Annuity Prospectus, please call us at 1-800-879-7012.
Portfolios Mergers:
Subject to shareholder approval, the following Target Portfolios will be merged into the following Acquiring Portfolios on or about the effective dates (the “Effective Dates”), as noted below. As of the Effective Date, all references to the Target Portfolios will be replaced with the corresponding Acquiring Portfolio, respectively.

Effective Dates	Target Portfolios	Acquiring Portfolios
January 23, 2023	AST Cohen & Steers Global Realty Portfolio	AST Cohen & Steers Realty Portfolio
January 23, 2023	AST BlackRock Global Strategies Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
February 27, 2023	AST MFS Growth Allocation Portfolio	AST Capital Growth Asset Allocation Portfolio
February 27, 2023	AST Wellington Management Hedged Equity Portfolio	AST Prudential Growth Allocation Portfolio
March 13, 2023	AST Western Asset Emerging Markets Debt Portfolio	AST Global Bond Portfolio
March 13, 2023	AST International Value Portfolio AST J.P. Morgan International Equity Portfolio PSF International Growth Portfolio - Class I	AST International Equity Portfolio (formerly AST International Growth Portfolio)
For each of the mergers listed above, on the Effective Date, the Target Portfolio will no longer be available under your annuity contract, and any Account Value allocated to the Sub-account investing in each of the Target Portfolios will be transferred to the Sub-account investing in the corresponding Acquiring Portfolio, as noted above. Your Account Value in the units of the Sub-account investing in the Acquiring Portfolio will be equal to your Account Value of the units of the Sub-account invested in the Target Portfolio immediately prior to the merger.
Please note that you may transfer Account Value out of your Target Portfolio into an investment option available under your Annuity contract any time prior to the Effective Date. Transfers occurring within 60 days prior to the Effective Date of each merger will be free of charge and will not count as one of your annual free transfers under your Annuity contract. Also, for a period of 60 days after the Effective Date of each merger, any Account Value that was transferred to your Acquiring Portfolio as a result of the merger can be transferred into an investment option available under your Annuity contract free of charge and will not count as one of your annual free transfers. It is important to note that any investment option into which you make your transfer will be subject to the transfer limitations described in your Prospectus. Please refer to your Prospectus for detailed information about investment options.
After the Effective Dates shown above, the Target Portfolios will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates a Target Portfolio will be deemed an instruction for the corresponding Acquiring Portfolio. This includes, but is not limited to, Systematic Withdrawals and Dollar Cost Averaging.
AST International Growth Portfolio - Portfolio Name Change and Subadviser changes:
Contingent on shareholder approval of the mergers listed above, effective on or about March 13, 2023 (the "Effective Date") all references to AST International Growth Portfolio will be changed to AST International Equity Portfolio.

Current Portfolio Name	New Portfolio Name
AST International Growth Portfolio	AST International Equity Portfolio
Additionally, on the Effective Date, Neuberger Berman Investment Advisers LLC and William Blair Investment Management, LLC will be replaced with J.P. Morgan Investment Management Inc., LSV Asset Management, Massachusetts Financial Services Company, and PGIM Quantitative Solutions LLC as subadvisers to the Portfolio.
FREPRODSUP2

AST Academic Strategies Asset Allocation Portfolio - Subadviser Change:
Effective December 12, 2022, First Quadrant, LLC was replaced with Systematica Investments Limited.
Portfolio Addition:
Subject to shareholder approval of the mergers listed above, effective on March 13, 2023, the AST International Equity Portfolio will be added to “Appendix A – Portfolios Available Under the Annuity” for Annuity contracts that do not currently offer this Portfolio.

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year	5-Year	10-Year
Equity	AST International Equity (formerly AST International Growth Portfolio)*, 1 Jennison Associates LLC Neuberger Berman Investment Advisers LLC William Blair Investment Management, LLC	1.06%	12.50%	18.03%	11.90%
1 These Portfolios are also offered in other variable annuity contracts that utilize a predetermined mathematical formula to manage the guarantees offered in connection with optional benefits.
Those other variable annuity contracts offer certain optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each contract Owner’s Account Value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Sub-accounts for those variable annuity contracts and an AST bond Portfolio Sub-account or a fixed account (those AST bond Portfolios or a fixed account may not be available in connection with the annuity contracts offered through this prospectus). You should be aware that the operation of the formula in those other variable annuity contracts may result in large-scale asset flows into and out of the underlying Portfolios that are available with your contract. These asset flows could adversely impact the underlying Portfolios, including their risk profile, expenses and performance. Because transfers between the Sub-accounts and the AST bond Sub-account or a fixed account can be frequent and the amount transferred can vary from day to day, any of the underlying Portfolios could experience the following effects, among others:
(a)a Portfolio’s investment performance could be adversely affected by requiring a subadviser to purchase and sell securities at inopportune times or by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategy;
(b)the subadviser may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and
(c)a Portfolio may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Portfolio compared to other similar funds.
The efficient operation of the asset flows among Portfolios triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.
Before you allocate to the Sub-account with the Portfolios listed above, you should consider the potential effects on the Portfolios that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Variable Annuity. Please work with your financial professional to determine which Portfolios are appropriate for your needs.
* This information includes annual expenses that reflect temporary fee reductions.
Additional Information – Prospectus Web Address
Annuity prospectuses and prospectuses for the Portfolios available in your Annuity can be found online at www.prudential.com/landing/fliac-annuity-prospectuses.
Additional Information regarding Fortitude Life Insurance & Annuity Company
Annuities and Life Insurance are issued by Fortitude Life Insurance & Annuity Company (“FLIAC”), located in Jersey City, NJ. Fortitude Re has retained The Prudential Insurance Company of America (“PICA”) as an unaffiliated Third-Party Administrator. Variable Annuities are distributed by Prudential Annuities Distributors, Inc. (“PAD”), Shelton, CT (main office). PICA and PAD are Prudential Financial Inc. companies. Each company (FLIAC, PICA, PAD) is solely responsible for its own financial condition and contractual obligations.
Fortitude Re is the marketing name for FGH Parent, L.P. and its subsidiaries, including FLIAC. Each subsidiary is responsible for its own financial condition and contractual obligations.
FLIAC is in the process of changing its name from Prudential Annuities Life Assurance Corporation (“PALAC”) in certain jurisdictions. References to FLIAC shall be deemed to be references to PALAC in the jurisdictions where the name change is not yet effective.
You may wish to consult with your financial professional to determine if your existing allocation instructions should be changed before or after the Effective Date.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE
FREPRODSUP2

PART C
OTHER INFORMATION
ITEM 27. EXHIBITS:

(a)
Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(b)	Not applicable. Fortitude Life Insurance & Annuity Company maintains custody of all assets.

(c) (1)
Revised Principal Underwriting Agreement between Prudential Annuities Life Assurance Corporation and Prudential Annuities Distributors, Inc, filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 21, 2006.

(2)	Form of Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-87010, filed April 24, 1998.

(d) (1)	Copy of the Annuity filed via EDGAR with Post-effective Amendment No. 3 to this Registration Statement No. 33-87010, filed April 26, 1996.

(2)	Copy of Guaranteed Minimum Death Benefit Endorsement filed via EDGAR with Post-Effective Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

(3)	Copy of Performance-related Benefits and First Year Credits Endorsement filed via EDGAR with Post-Effective Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

(4)	Copy of percent Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-49478, filed February 14, 2001.

(e)	A copy of the application form used with the Annuity filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(f) (1)	Copy of the amended certificate of incorporation of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(2)
Articles of Domestication of Prudential Annuities Life Assurance Corporation, effective August 31, 2013. Filed via EDGAR with Post-Effective Amendment No.52 to Registration Statement No. 333-71672, filed August 30, 2013.

(3)	Copy of the amended and restated By-Laws of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(g) (1)	Transamerica Occidental Life Assurance Company effective May 1, 1995, filed via EDGAR with Post-effective Amendment No. 3 to Registration Statement No. 33-87010, filed April 26, 1996.

(2)	PaineWebber Life Insurance Company effective January 1, 1995, filed via EDGAR with Post-effective Amendment No. 3 to Registration Statement No. 33-87010, filed April 26, 1996.

(3)	Connecticut General Life Insurance Company effective January 1, 1995, filed via EDGAR with Post-effective Amendment No. 3 to Registration Statement No. 33-87010, filed April 26, 1996.

(h) (1)	Advanced Series Trust Participation Agreement dated January 18, 2022 filed via EDGAR with Post-effective Amendment No. 21 to Registration Statement No. 33-87010, filed April 19, 2022.

(2)	The Montgomery Funds III filed via EDGAR in the Initial Registration Statement to Registration Statement No. 333-08853, filed July 25, 1996.

(3)	Rydex Variable Trust filed via EDGAR with Post-Effective Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

(4)	First Defined Portfolio Fund LLC filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-86866, filed April 26, 2000.

(5)	Evergreen Variable Annuity Trust filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(6)	INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(7)	ProFunds VP filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(8)	The Prudential Series Fund Participation Agreement dated January 18, 2022 filed via EDGAR with Post-effective Amendment No. 21 to Registration Statement No. 33-87010, filed April 19, 2022.

(9)	ProFunds VP Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(10)	Rule 22c-2 Agreement via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(11)	Notice re change of Depositor name to Prudential Annuities Life Assurance Corporation filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(i) (1)
Third Party Administration Agreement by and between Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America effective as of April 1, 2022 filed via EDGAR with Post-effective Amendment No. 21 to Registration Statement No. 33-87010, filed April 19, 2022.

(2)
109 Plan Third Party Administration Agreement by and between Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America effective as of April 1, 2022 filed via EDGAR with Post-effective Amendment No. 21 to Registration Statement No. 33-87010, filed April 19, 2022.

(j)	Not Applicable

(k)	Opinion and Consent of Counsel filed via EDGAR with Post-effective Amendment No. 21 to Registration Statement No. 33-87010, filed April 19, 2022.

(l) (1)	Written Consent of Independent Registered Public Accounting Firm. (Filed Herewith)

(2a)
Powers of Attorney: Brian T. Schreiber, Ciara A. Burnham, Douglas A. French, James Bracken, Jeffrey T. Condit, Kai Talarek, Richard Patching and Samuel J. Weinhoff filed via EDGAR with Post-Effective Amendment No 21 to Registration Statement No. 033-87010, filed April 19, 2022.

(2b)	Power of Attorney: Alon Neches (Filed Herewith)

(m)	Not Applicable

(n)	Not Applicable

(o)	Not Applicable

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Alon Neches 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	President and Chief Executive Officer, Director
Richard E. Buckley 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Senior Vice President, General Counsel and Assistant Secretary
Jeffrey S. Burman 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Senior Vice President, General Counsel and Secretary
Ciara A. Burnham 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Director
Sean F. Coyle 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Senior Vice President and Chief Operating Officer
Douglas A. French 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Director
Adam J. Greenhut 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Assistant Secretary
Ellen Koke 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Senior Vice President and Chief Compliance Officer and Anti-Money Laundering and Privacy Officer
Jeffrey P. Mauro 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Senior Vice President and Chief Investment Officer
John M. McGregor 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Senior Vice President
Brian P. Orndorff 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Vice President and Director of Tax
Richard Patching 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Director
Mark Retik 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Senior Vice President
Jamie Schmerer 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Director of Internal Audit
Brian T. Schreiber 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Director
Andrew Sooboodoo 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Senior Vice President and Chief Risk Officer
Alan Stewart 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Vice President and Treasurer
Kai Talarek 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Senior Vice President and Chief Financial Officer, Director

James West 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Chief Actuary
Samuel J. Weinhoff 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Director
ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:

FGH Parent, L.P. (Bermuda) (1)
Fortitude Group Holdings, LLC (Delaware)
Fortitude U.S. Reinsurance Company
Fortitude Reinsurance Company Ltd. (Bermuda)
Fortitude Re Investments, LLC (Delaware)
Fortitude Group Services, Inc. (Delaware)
Fortitude Life & Annuity Solutions, Inc. (Delaware)
Fortitude P&C Solutions, Inc. (Delaware)
Fortitude Casualty Insurance Company
Fortitude Life Insurance & Annuity Company (Arizona)
Fortitude Life Insurance & Annuity Company Variable Account B (Arizona)
Fortitude Life Insurance & Annuity Company Variable Account E (Arizona)
Fortitude Life Insurance & Annuity Company Variable Account F (Arizona)
Fortitude Life Insurance & Annuity Company Index Strategies Separate Account (Arizona)
Fortitude Life Insurance & Annuity Company Variable Account D (Arizona)
Fortitude Life Insurance & Annuity Company Variable Account Q (Arizona)
Fortitude International Ltd. (Bermuda)
Fortitude International Group Holdings Ltd. (United Kingdom)
Fortitude International Reinsurance Ltd. (Bermuda)
Fortitude Group Services Ltd. (Bermuda)

1.This organizational chart is presented on the basis of FGH Parent, L.P. being the ultimate controlling party of the Fortitude Re group of companies. This organizational chart does not include limited partners of limited partnerships and non-managing members of limited liability companies. The general partner of FGH Parent, L.P. does not have control over FGH Parent, L.P. and is therefore excluded from this organizational chart. This organizational chart does not include other Carlyle portfolio company investments or other entities through which such investments are made.

ITEM 30. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Arizona, the state of organization of Fortitude Life Insurance & Annuity Company (the Company), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of the Company's By-law, Article VI, which relates to indemnification of officers and directors.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 31. PRINCIPAL UNDERWRITERS:
(a)    Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by the Company, among other insurers. The separate account, through which the bulk of the variable annuities are issued, is the Fortitude Life Insurance & Annuity Company Variable Account B.

(b)    Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER
Aismara J. Casanova 213 Washington Street Newark, New Jersey 07102	President and Director
James F. Mullery 213 Washington Street Newark, New Jersey 07102	Chairman, Chief Executive Officer and Director
Anju Nanda One Corporate Drive Shelton, Connecticut 06484	Senior Vice President and Director
Robert E. Boyle 655 Broad Street Newark, New Jersey 07102	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484	Vice President and Director
Patricia L. O'Shea 213 Washington Street Newark, New Jersey 07102	Chief Operating Officer
Kevin M. Brayton 280 Trumbull Street Hartford, Connecticut 06103	Senior Vice President and Director
Francine B. Boucher 213 Washington Street Newark, New Jersey 07102	Chief Legal Officer, Vice President and Secretary
Kevin Chaillet 751 Broad Street Newark, New Jersey 07102	Treasurer
Robert P. Smit 751 Broad Street Newark, New Jersey 07102	Chief Financial Officer and Controller
Shane T. McGrath 280 Trumbull Street Hartford, Connecticut 06103	Chief Compliance Officer and Vice President
Michael A. Pignatella 280 Trumbull Street Hartford, Connecticut 06103	Vice President and Assistant Secretary
Jessica Conley 2101 Welsh Road Dresher, Pennsylvania 19025	Vice President
Kelly Florio 751 Broad Street Newark, New Jersey 07102	Anti-Money Laundering Officer
(c)     Commissions received by PAD during 2021 with respect to all individual annuities issued by the Company.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	OTHER COMPENSATION
Prudential Annuities Distributors, Inc.*	$467,002,678.61	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.
ITEM 32. LOCATION OF ACCOUNTS AND RECORDS:
Accounts and records are maintained by The Prudential Insurance Company of America as provider of administrative services at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
Accounts and records are maintained by the Company at its offices in Jersey City, New Jersey.

ITEM 33. MANAGEMENT SERVICES:
None.

ITEM 34. FEE REPRESENTATION:
The Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company under the Contracts.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City and the State of New Jersey on this 22nd day of December 2022.

FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
REGISTRANT
BY: FORTITUDE LIFE INSURANCE & ANNUITY COMPANY
DEPOSITOR

Alon Neches*
Alon Neches President and Chief Executive Officer, Director

FORTITUDE LIFE INSURANCE & ANNUITY COMPANY
DEPOSITOR

Alon Neches*
Alon Neches President and Chief Executive Officer, Director

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Alon Neches*	President and Chief Executive Officer, Director	December 22, 2022
Alon Neches	(Principal Executive Officer)
Ciara A. Burnham*	Director	December 22, 2022
Ciara A. Burnham
Douglas A. French*	Director	December 22, 2022
Douglas A. French
Richard Patching*	Director	December 22, 2022
Richard Patching
Brian T. Schreiber*	Director	December 22, 2022
Brian T. Schreiber
Kai Talarek*	Senior Vice President and Chief Financial Officer, Director	December 22, 2022
Kai Talarek	(Principal Financial Officer)
Samuel J. Weinhoff*	Director	December 22, 2022
Samuel J. Weinhoff
Jeffrey T. Condit*	Serving in function of Principal Accounting Officer	December 22, 2022
Jeffrey T. Condit

By:	/s/ Jeffrey S. Burman
Jeffrey S. Burman
* Executed by Jeffrey S. Burman on behalf of those indicated pursuant to Power of Attorney.

EXHIBITS

(l) (1)	Written Consent of Independent Registered Public Accounting Firm.

(l) (2b)	Power of Attorney: Alon Neches.